UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust

(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

FIS Christian Stock Fund
PRAY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the FIS Christian Stock Fund for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Christian Stock Fund	$76	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended May 31, 2024, the Fund underperformed its benchmark, MSCI WORLD Index Net (USD). The Fund invests its asset in common stocks, real estate investment trusts (“REITs”) and short-term investments.
WHAT FACTORS INFLUENCED PERFORMANCE
The three sectors that detracted most from performance were health care, communication services and financials. In each case, this was a result of stock selection and also the amount of capital allocated to these sectors. The individual stocks having the largest detraction to fund performance were Humana, Inc. in health care, ON Semiconductor Corp. in technology and GFL Environmental, Inc. In an effort to focus on quality and given continued concerns about the banking sector, our under-allocation and also stock selection within financials detracted from performance.
The three sectors that contributed most to performance were information technology, consumer discretionary and consumer staples. Stock picking had the greatest impact as NVIDIA Corp. was the Fund’s largest holding throughout the period and it was also one of the very best performers in the broad stock market. Another helpful technology stock for the Fund was Palo Alto Networks, Inc. Their focus on cyber security is a long-term theme the portfolio managers find appealing. Reflecting healthy consumer spending, Toll Brothers, Inc. in housing and Casey’s General Stores, Inc. also added to performance.

Top Contributors
↑	NVIDIA Corp.
↑	Toll Brothers, Inc.
↑	Palo Alto Networks, Inc.
↑	Casey’s General Stores, Inc.
↑	Holcim Ltd.

Top Detractors
↓	Humana, Inc.
↓	ON Semiconductor Corp.
↓	GFL Environmental, Inc.
↓	Polaris, Inc.
↓	NICE Ltd.
PERFORMANCE
For the 12-month period ended May 31, 2024, the Fund’s performance was 22.05% (Market) and 22.45% (NAV) as compared to its benchmark 24.92%.
FIS Christian Stock Fund	PAGE 1	TSR_AR_78433H204

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investments. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
FIS Christian Stock Fund NAV	22.45	4.82
FIS Christian Stock Fund Market	22.05	4.77
MSCI WORLD Index Net (USD)	24.92	7.09
S&P 500 Total Return Index	28.19	9.07
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$53,537,445
Number of Holdings	68
Net Advisory Fee	$251,201
Portfolio Turnover	26%
30-Day SEC Yield	0.93%
Visit   https://faithinvestorservices.com/pray/ for more recent performance information.
FIS Christian Stock Fund	PAGE 2	TSR_AR_78433H204

WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown*

Top 10 Issuers
First American Treasury Obligations Fund	9.3%
NVIDIA Corp.	4.3%
Toll Brothers, Inc.	3.2%
Palo Alto Networks, Inc.	2.8%
Intuitive Surgical, Inc.	2.5%
Casey’s General Stores, Inc.	2.4%
Holcim Ltd.	2.4%
Graphic Packaging Holding Co.	2.1%
HCA Healthcare, Inc.	1.9%
GFL Environmental, Inc.	1.9%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/pray/.
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Christian Stock Fund	PAGE 3	TSR_AR_78433H204

FIS Knights of Columbus Global Belief ETF
KOCG (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the FIS Knights of Columbus Global Belief ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://faithinvestorservices.com/fis-kocaa-etf-kocg/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Knights of Columbus Global Belief ETF	$84	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended May 31, 2024, the Fund underperformed its benchmark, MSCI ACWI Net Total Return Index (USD).   The Fund invests its asset in common stocks, real estate investment trusts (“REITs”) and short-term investments.
WHAT FACTORS INFLUENCED PERFORMANCE
For the year ended May 31, 2024, the Fund was impacted by several factors. First, restrictions prevented the Fund from owning many of the top performing benchmark names. Strategically, the Fund attempted to stay mostly neutral at the sector level, relying on the strength of our hybrid quantitative/fundamental process to drive stock selection, which was positive for the full period. Finally, a decision to reduce weight in the faltering Chinese market in the second half of 2023 was a significant driver of outperformance from Emerging Asia, the Fund’s strongest regional contributor. After a solid first quarter the Fund shifted toward more defensive positioning based on rising valuations, increased concentration, greater economic uncertainty and an over-emphasis on Federal policy. Outside of Technology and Media, the rest of the market shows broad-based weakness, particularly cyclicals and economically sensitive industries, which is suggestive of much slower growth expectations.

Top Contributors
↑	Deckers Outdoor Corp.
↑	PDD Holdings, Inc. - ADR
↑	Caterpillar, Inc.
↑	DaVita, Inc
↑	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR

Top Detractors
↓	Amazon.com, Inc.
↓	ICU Medical
↓	Genmab, Inc.
↓	Eli Lilly and Company
↓	Lululemon Athletica, Inc.
PERFORMANCE
For the 12-month period ended May 31, 2024, the Fund’s performance was 23.31% (Market) and 23.26% (NAV) as compared to its benchmark 23.56%.
FIS Knights of Columbus Global Belief ETF	PAGE 1	TSR_AR_78433H105

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investments. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/14/2021)
FIS Knights of Columbus Global Belief ETF NAV	23.26	2.46
FIS Knights of Columbus Global Belief ETF Market	23.31	2.48
MSCI ACWI Net Total Return Index (USD)	23.56	4.52
FTSW All World Index	23.31	4.49
Visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$23,760,172
Number of Holdings	86
Net Advisory Fee	$158,222
Portfolio Turnover	37%
30-Day SEC Yield	1.00%
Visit   https://faithinvestorservices.com/fis-kocaa-etf-kocg/ for more recent performance information.
FIS Knights of Columbus Global Belief ETF	PAGE 2	TSR_AR_78433H105

WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2024)
Sector Breakdown *

Top 10 Issuers
Microsoft Corp.	5.2%
Apple, Inc.	4.7%
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.1%
Meta Platforms, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
First American Treasury Obligations Fund	1.8%
Berkshire Hathaway, Inc.	1.7%
Broadcom, Inc.	1.6%
Visa, Inc.	1.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/.
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Knights of Columbus Global Belief ETF	PAGE 3	TSR_AR_78433H105

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and/or other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the Registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/24	FYE 5/31/23
(a) Audit Fees	$21,000	$20,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$6,000	$6,000
(d) All Other Fees (Seed Audit)	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/24	FYE 5/31/23
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/24	FYE 5/31/23
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the registrant’s board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, are as follows: Sharon Cheever, John Jacobs, Richard Keary and Robert Sherry.

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The Registrant’s Financial Statements are filed herewith.

Financial Statements
May 31, 2024

NEOS ETF Trust
FIS Christian Stock Fund	| PRAY	| NYSE Arca
FIS Knights of Columbus Global Belief ETF	| KOCG	| NYSE Arca

FIS Christian Stock Fund
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 88.6%
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	1,610	$407,491
Automobile Components - 1.0%
Gentex Corp.	15,300	535,500
Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	9,655	79,461
Banks - 1.2%
HDFC Bank Ltd. - ADR	11,051	639,742
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc.(a)	2,402	180,318
Capital Markets - 4.1%
Blue Owl Capital, Inc. - Class A	31,985	575,410
FactSet Research Systems, Inc.	1,960	792,350
Intercontinental Exchange, Inc.	6,145	822,815
		2,190,575
Commercial Services & Supplies - 2.8%
GFL Environmental, Inc.	32,149	1,011,729
Republic Services, Inc.	2,749	509,087
		1,520,816
Construction Materials - 2.4%
Holcim Ltd.(a)	72,590	1,271,777
Consumer Staples Distribution & Retail - 4.0%
Casey’s General Stores, Inc.	3,920	1,300,578
Costco Wholesale Corp.	1,050	850,384
		2,150,962
Containers & Packaging - 2.1%
Graphic Packaging Holding Co.	39,200	1,110,144
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc.(a)	4,145	590,497
Diversified Telecommunication Services - 2.1%
Cellnex Telecom SA - ADR	19,405	356,858
Cogent Communications Holdings, Inc.	12,740	754,463
		1,111,321
Electronic Equipment, Instruments & Components - 0.7%
Trimble, Inc.(a)	6,875	382,800
Energy Equipment & Services - 2.9%
SBM Offshore NV	56,533	868,417
Tenaris SA - ADR	20,017	659,960
		1,528,377

	Shares	Value
Financial Services - 2.4%
Corpay, Inc.(a)	2,211	$591,818
Equitable Holdings, Inc.	17,260	716,118
		1,307,936
Food Products - 1.5%
Bunge Global SA	7,265	781,641
Ground Transportation - 2.1%
Canadian Pacific Kansas City Ltd.	6,860	544,410
Old Dominion Freight Line, Inc.	3,266	572,366
		1,116,776
Health Care Equipment & Supplies - 5.4%
Dexcom, Inc.(a)	3,610	428,760
Edwards Lifesciences Corp.(a)	6,468	562,004
Intuitive Surgical, Inc.(a)	3,366	1,353,536
Stryker Corp.	1,610	549,155
		2,893,455
Health Care Providers & Services - 3.7%
Chemed Corp.	1,764	977,909
HCA Healthcare, Inc.	3,000	1,019,250
		1,997,159
Hotels, Restaurants & Leisure - 1.1%
Domino’s Pizza, Inc.	1,181	600,633
Household Durables - 5.0%
Lennar Corp. - Class A	5,950	954,083
Toll Brothers, Inc.	13,952	1,697,121
		2,651,204
Household Products - 0.7%
Energizer Holdings, Inc.	13,020	372,632
Insurance - 3.7%
Aflac, Inc.	7,492	673,306
AIA Group Ltd. - ADR	19,641	612,013
Everest Re Group Ltd.	1,817	710,320
		1,995,639
IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	8,278	547,590
Leisure Products - 0.0%(b)
Polaris, Inc.	56	4,682
Life Sciences Tools & Services - 1.4%
Danaher Corp.	2,819	723,919
Machinery - 1.9%
AGCO Corp.	4,313	462,914
Parker-Hannifin Corp.	1,000	531,520
		994,434

The accompanying notes are an integral part of these financial statements.

1

FIS Christian Stock Fund
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	11,850	$624,850
Multi-Utilities - 1.3%
Engie SA - ADR	40,199	680,167
Oil, Gas & Consumable Fuels - 2.1%
ConocoPhillips	5,376	626,197
EOG Resources, Inc.	4,124	513,644
		1,139,841
Pharmaceuticals - 1.3%
Zoetis, Inc.	4,130	700,283
Professional Services - 2.2%
FTI Consulting, Inc.(a)	2,352	505,210
RELX PLC - ADR	15,876	697,909
		1,203,119
Semiconductors & Semiconductor Equipment - 7.9%
Broadcom, Inc.	316	419,822
NVIDIA Corp.	2,121	2,325,316
ON Semiconductor Corp.(a)	12,003	876,699
Skyworks Solutions, Inc.	6,346	588,020
		4,209,857
Software - 6.9%
Check Point Software Technologies Ltd.(a)	5,293	796,597
Datadog, Inc. - Class A(a)	4,535	499,666
Palo Alto Networks, Inc.(a)	5,138	1,515,248
ServiceNow, Inc.(a)	1,380	906,563
		3,718,074
Specialty Retail - 3.6%
Lowe’s Cos., Inc.	4,518	999,788
Valvoline, Inc.(a)	22,974	932,745
		1,932,533
Technology Hardware, Storage & Peripherals - 4.5%
FUJIFILM Holdings Corp. - ADR	61,911	702,999
Logitech International SA	9,247	924,793
NetApp, Inc.	6,670	803,268
		2,431,060
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	1,220	816,680
Wireless Telecommunication Services - 0.6%
Tele2 AB - Class B	32,340	315,491
TOTAL COMMON STOCKS (Cost $39,807,952)		47,459,436

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.6%
American Tower Corp.	2,352	$460,381
Americold Realty Trust, Inc.	14,970	399,250
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $891,610)		859,631
SHORT-TERM INVESTMENTS - 9.3%
Money Market Funds - 9.3%
First American Treasury Obligations Fund - Class X, 5.22%(c)	4,960,830	4,960,830
TOTAL SHORT-TERM INVESTMENTS (Cost $4,960,830)		4,960,830
TOTAL INVESTMENTS - 99.5% (Cost $45,660,392)		$53,279,897
Other Assets in Excess of Liabilities - 0.5%		257,548
TOTAL NET ASSETS - 100.0%		$53,537,445

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 2.0%
BAE Systems PLC	15,710	$278,428
Northrop Grumman Corp.	424	191,127
		469,555
Automobiles - 3.3%
General Motors Co.	5,192	233,588
Honda Motor Co. Ltd.	17,480	196,830
Mercedes-Benz Group AG	3,138	226,199
Tesla, Inc.(a)	680	121,094
		777,711
Banks - 7.9%
BNP Paribas SA	2,913	214,091
CaixaBank SA	35,617	203,769
Citigroup, Inc.	3,877	241,576
Citizens Financial Group, Inc.	5,152	181,814
KB Financial Group, Inc. - ADR	4,416	254,097
Lloyds Banking Group PLC	333,626	235,834
United Overseas Bank Ltd.	10,580	240,999
Wells Fargo & Co.	5,220	312,782
		1,884,962
Broadline Retail - 1.4%
MercadoLibre, Inc.(a)	94	162,205
PDD Holdings, Inc. - ADR(a)	1,126	168,652
		330,857
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	610	278,477
Chemicals - 1.1%
Linde PLC	573	249,553
Commercial Services & Supplies - 0.9%
Copart, Inc.(a)	3,950	209,587
Communications Equipment - 0.9%
Motorola Solutions, Inc.	549	200,336
Construction & Engineering - 2.2%
Quanta Services, Inc.	1,240	342,165
Stantec, Inc.	2,352	189,796
		531,961
Construction Materials - 0.8%
CRH PLC	2,560	199,410
Consumer Finance - 1.4%
American Express Co.	1,400	336,000

	Shares	Value
Consumer Staples Distribution & Retail - 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	2,266	$ 199,567
Target Corp.	1,472	229,867
		429,434
Diversified Telecommunication Services - 0.9%
Deutsche Telekom AG	9,096	220,105
Electric Utilities - 0.9%
Entergy Corp.	1,881	211,594
Electrical Equipment - 0.8%
Fuji Electric Co. Ltd.	3,060	181,990
Entertainment - 2.2%
Netflix, Inc.(a)	430	275,897
Walt Disney Co.	2,263	235,148
		511,045
Financial Services - 3.3%
Berkshire Hathaway, Inc. - Class B(a)	999	413,985
Visa, Inc. - Class A	1,380	375,995
		789,980
Food Products - 2.5%
Campbell Soup Co.	3,172	140,773
General Mills, Inc.	3,328	228,800
Mondelez International, Inc. - Class A	3,417	234,167
		603,740
Ground Transportation - 1.0%
Union Pacific Corp.	1,063	247,488
Health Care Equipment & Supplies - 4.1%
Hoya Corp.	1,658	201,098
Insulet Corp.(a)	661	117,123
Intuitive Surgical, Inc.(a)	600	241,272
Medtronic PLC	2,066	168,110
Sonova Holding AG	755	238,346
		965,949
Health Care Providers & Services - 2.1%
Cencora, Inc.	1,283	290,689
DaVita, Inc.(a)	1,359	199,936
		490,625
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	1,288	193,702
Industrial Conglomerates - 2.0%
3M Co.	2,248	225,115
Siemens AG	1,292	247,221
		472,336

The accompanying notes are an integral part of these financial statements.

3

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 3.8%
American International Group, Inc.	3,053	$240,638
Hartford Financial Services Group, Inc.	2,554	264,211
Manulife Financial Corp.	9,098	236,268
Mapfre SA	69,256	166,157
		907,274
Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A(a)	4,248	732,780
Meta Platforms, Inc. - Class A	1,081	504,643
Tencent Holdings Ltd.	5,655	260,077
		1,497,500
IT Services - 0.8%
Infosys Ltd. - ADR	11,568	193,764
Machinery - 1.0%
Caterpillar, Inc.	724	245,088
Metals & Mining - 0.9%
BHP Group Ltd.	7,568	224,023
Multi-Utilities - 1.0%
Veolia Environnement SA	7,301	243,327
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.	3,603	276,737
Cheniere Energy, Inc.	1,118	176,409
ConocoPhillips	1,996	232,494
Equinor ASA	5,598	161,439
Shell PLC	5,890	210,839
		1,057,918
Paper & Forest Products - 0.7%
Suzano SA - ADR	18,088	169,123
Personal Care Products - 1.2%
Unilever PLC	5,200	283,298
Pharmaceuticals - 2.2%
Ipsen SA	2,140	280,176
Zoetis, Inc.	1,396	236,706
		516,882
Real Estate Management & Development - 0.9%
Mitsui Fudosan Co. Ltd.	23,352	214,061
Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	392	370,573
Broadcom, Inc.	295	391,922
NVIDIA Corp.	848	929,688

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,312	$500,245
		2,192,428
Software - 8.4%
Microsoft Corp.	2,976	1,235,427
Salesforce, Inc.	977	229,048
SAP SE	1,611	290,248
ServiceNow, Inc.(a)	368	241,750
		1,996,473
Specialty Retail - 1.8%
TJX Cos., Inc.	2,687	277,030
Ulta Beauty, Inc.(a)	402	158,826
		435,856
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	5,824	1,119,664
Xiaomi Corp. - Class B(a)(b)	60,310	134,753
		1,254,417
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp.(a)	241	263,634
Lululemon Athletica, Inc.(a)	423	131,972
		395,606
Trading Companies & Distributors - 2.1%
Ferguson PLC	1,264	255,884
ITOCHU Corp.	5,168	243,691
		499,575
TOTAL COMMON STOCKS (Cost $18,808,407)		23,113,010
REAL ESTATE INVESTMENT TRUSTS - 0.6%
VICI Properties, Inc.	4,976	142,861
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $165,204)		142,861
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 5.22%(c)	439,340	439,340
TOTAL SHORT-TERM INVESTMENTS (Cost $439,340)		439,340
TOTAL INVESTMENTS - 99.7% (Cost $19,412,951)		$23,695,211
Other Assets in Excess of Liabilities - 0.3%		64,961
TOTAL NET ASSETS - 100.0%		$23,760,172

The accompanying notes are an integral part of these financial statements.

4

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
as of May 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $134,753 or 0.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

NEOS ETF Trust
Statements of Assets and Liabilities
May 31, 2024

	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
ASSETS:
Investments, at value	$53,279,897	$23,695,211
Dividends and interest receivable	156,334	79,930
Foreign currency, at value	131,813	—
Total assets	53,568,044	23,775,141
LIABILITIES:
Payable to adviser	30,599	14,969
Total liabilities	30,599	14,969
NET ASSETS	$53,537,445	$23,760,172
NET ASSETS CONSISTS OF:
Paid-in capital	$48,647,683	$22,993,704
Total distributable earnings	4,889,762	766,468
Total net assets	$53,537,445	$23,760,172
Net assets	$53,537,445	$23,760,172
Shares issued and outstanding(a)	1,960,000	920,000
Net asset value per share	$27.32	$25.83
COST:
Investments, at cost	$45,660,392	$19,412,951
Foreign currency, at cost	$131,426	$—
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

NEOS ETF Trust
Statements of Operations
For the Year Ended May 31, 2024

	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
INVESTMENT INCOME:
Dividend income	$512,070	$416,387
Less: Dividend withholding taxes	(20,102)	(32,243)
Interest income	162,828	41,701
Total investment income	654,796	425,845

EXPENSES:
Investment advisory fee	251,201	158,222
Total expenses	251,201	158,222
NET INVESTMENT INCOME	403,595	267,623

REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(348,647)	(413,789)
Foreign currency transaction	(1,408)	(7,896)
Net realized loss	(350,055)	(421,685)
Net change in unrealized appreciation on:
Investments	7,126,181	4,632,618
Foreign currency translation	2,099	836
Net change in unrealized appreciation	7,128,280	4,633,454
Net realized and unrealized gain	6,778,225	4,211,769
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,181,820	$4,479,392

The accompanying notes are an integral part of these financial statements.

7

NEOS ETF Trust
Statements of Changes in Net Assets

	FIS Christian Stock Fund		FIS Knights of Columbus Global Belief ETF
	Year ended May 31, 2024	Year ended May 31, 2023	Year ended May 31, 2024	Year ended May 31, 2023
OPERATIONS:
Net investment income	$403,595	$258,514	$267,623	$398,365
Net realized loss	(350,055)	(2,538,155)	(421,685)	(1,973,953)
Net change in unrealized appreciation	7,128,280	1,577,456	4,633,454	1,121,300
Net increase (decrease) in net assets from operations	7,181,820	(702,185)	4,479,392	(454,288)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(293,011)	(246,634)	(322,880)	(352,859)
Total distributions to shareholders	(293,011)	(246,634)	(322,880)	(352,859)
CAPITAL TRANSACTIONS:
Subscriptions	23,931,108	3,215,233	674,262	189,931
Redemptions	—	(4,008,482)	—	(1,272,618)
Net increase (decrease) in net assets from capital transactions	23,931,108	(793,249)	674,262	(1,082,687)
NET INCREASE (DECREASE) IN NET ASSETS	30,819,917	(1,742,068)	4,830,774	(1,889,834)
NET ASSETS:
Beginning of the year	22,717,528	24,459,596	18,929,398	20,819,232
End of the year	$53,537,445	$22,717,528	$23,760,172	$18,929,398
SHARES TRANSACTIONS
Subscriptions	950,000	150,000	30,000	10,000
Redemptions	—	(190,000)	—	(60,000)
Total increase (decrease) in shares outstanding	950,000	(40,000)	30,000	(50,000)

The accompanying notes are an integral part of these financial statements.

8

FIS Christian Stock Fund
Financial Highlights

	Year ended May 31,		Period ended May 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$22.49	$23.29	$25.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.28	0.26	0.16
Net realized and unrealized gain (loss) on investments	4.76	(0.80)	(1.88)
Total from investment operations	5.04	(0.54)	(1.72)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.21)	(0.26)	—
Total distributions	(0.21)	(0.26)	—
ETF transaction fees per share	0.00(c)	—	0.01
Net asset value, end of period	$27.32	$22.49	$23.29
TOTAL RETURN(d)	22.45%	(2.29)%	(6.82)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,537	$22,718	$24,460
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(e)	1.09%	1.18%	2.14%
Portfolio turnover rate(d)(f)	26%	27%	14%

(a)	Inception date of the Fund was February 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year or period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate exclude in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

FIS Knights of Columbus Global Belief ETF
Financial Highlights

	Year ended May 31,		Period ended May 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$21.27	$22.15	$25.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.30	0.44	0.31
Net realized and unrealized gain (loss) on investments	4.61	(0.92)	(3.09)
Total from investment operations	4.91	(0.48)	(2.78)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.35)	(0.40)	(0.07)
Total distributions	(0.35)	(0.40)	(0.07)
Net asset value, end of period	$25.83	$21.27	$22.15
TOTAL RETURN(c)	23.26%	(2.06)%	(11.16)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,760	$18,929	$20,819
Ratio of expenses to average net assets(d)	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets(d)	1.27%	2.15%	1.44%
Portfolio turnover rate(c)(e)	37%	39%	35%

(a)	Inception date of the Fund was July 14, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year or period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate exclude in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”), formerly the SHP ETF Trust, was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of thirteen operational exchange-traded funds (“ETFs”), two of which are presented herein, FIS Christian Stock Fund (the “Christian Stock Fund”), formerly the FIS Biblically Responsible Risk Managed ETF, and FIS Knights of Columbus Global Belief ETF (the “Knights of Columbus ETF”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the Knights of Columbus ETF is to seek income and long-term growth of capital; the investment objective of the Christian Stock Fund is to seek long-term growth of capital and income.
Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.
Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund.
Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy

11

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2024, there were no securities held by either Fund that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2024:
FIS Christian Stock Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$47,459,436	$ —	$ —	$47,459,436
Real Estate Investment Trusts	859,631	—	—	859,631
Money Market Funds	4,960,830	—	—	4,960,830
Total Assets	$53,279,897	$ —	$ —	$53,279,897

Refer to the Schedule of Investments for industry classifications.
FIS Knights of Columbus Global Belief ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$23,113,010	$ —	$ —	$23,113,010
Real Estate Investment Trusts	142,861	—	—	142,861
Money Market Funds	439,340	—	—	439,340
Total Assets	$23,695,211	$—	$—	$23,695,211

Refer to the Schedule of Investments for industry classifications.
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held
12

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended May 31, 2024.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended May 31, 2024, there were no adjustments between distributable earnings (accumulated loss) and paid-in capital.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund and Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory-Agreements”).

13

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolios, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Pursuant to the Investment Advisory Agreement, the Christian Stock Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.68% and the Knights of Columbus ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.75%, based on each Fund’s average daily net assets. For the year ended May 31, 2024, Christian Stock Fund and Knights of Columbus ETF incurred $251,201 and $158,222, respectively, in management fees.
Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.
Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). For the year ended May 31, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of May 31, 2024, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.

14

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended May 31, 2024, were as follows:

	Purchases	Sales
Christian Stock Fund	$8,924,247	$9,156,106
Knights of Columbus ETF	7,862,947	7,528,423

The costs of purchases and sales of in-kind transactions, during the year ended May 31, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
Christian Stock Fund	$21,652,112	$ —
Knights of Columbus ETF	622,736	—

NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the years ended May 31, 2024 and 2023 are as follows:

	Year ended May 31, 2024 Ordinary Income	Year ended May 31, 2023 Ordinary Income
Christian Stock Fund	$293,011	$246,634
Knights of Columbus ETF	322,880	352,859

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended May 31, 2024, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Christian Stock Fund	$1,448,411	$1,533,575	$2,981,986
Knights of Columbus ETF	$1,973,895	$1,703,371	$3,677,266

As of May 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Christian Stock Fund	Knights of Columbus ETF
Federal income tax cost of investments	$45,663,388	$19,414,172
Aggregate gross unrealized appreciation	9,058,817	5,002,942
Aggregate gross unrealized (depreciation)	(1,442,308)	(721,903)
Net unrealized appreciation (depreciation)	7,616,509	4,281,039
Undistributed Ordinary Income	255,039	163,187
Undistributed Long Term Capital Gains	—	—
Distributable Earnings	255,039	163,187
Accumulated capital and other gain/(loss)	(2,981,786)	(3,677,758)
Total distributable earnings (accumulated loss)	4,889,762	766,468

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Christian Stock Fund are $500 and for the Knights of Columbus ETF are $1,000, payable to the Custodian. Additionally, a variable transaction fee may be charged by the

15

NEOS ETF Trust
Notes to the Financial Statements
May 31, 2024 (Continued)
Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Capital Insight Partners, LLC the sub-adviser to the Christian Stock Fund, has voting power of 937,855 shares of the Christian Stock Fund, representing 47.85% of the shares outstanding. Knights of Columbus Asset Advisors LLC the sub-adviser to the Knights of Columbus ETF, owned 800,000 shares of the Knights of Columbus ETF, representing 89.96% of the shares outstanding.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

16

NEOS ETF Trust
Report of Independent Registered Public Accounting Firm
To the Shareholders of FIS Christian Stock Fund and
FIS Knights of Columbus Global Belief ETF and
Board of Trustees of NEOS ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FIS Christian Stock Fund (formerly FIS Biblically Responsible Risk Managed ETF) and FIS Knights of Columbus Global Belief ETF (the “Funds”), each a series of NEOS ETF Trust (formerly SHP ETF Trust), as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”) and related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2024, the results of their operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the periods ended May 31, 2022 were audited by other auditors whose report dated July 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the NEOS ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2024

17

NEOS ETF Trust
Other Non-Audited Information
TAX INFORMATION
For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FIS Christian Stock Fund	100.00%
FIS Knights of Columbus Global Belief ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2024 were as follows:

FIS Christian Stock Fund	75.98%
FIS Knights of Columbus Global Belief ETF	41.19%

For the year ended May 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Christian Stock Fund	0.00%
FIS Knights of Columbus Global Belief ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.faithinvestorservices.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices. com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

18

NEOS ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

19

NEOS ETF Trust
Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

20

NEOS ETF Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

21

NEOS ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: The FIS Christian Stock Fund and FIS Knights of Columbus Global Belief ETF deliberations were included in May 2023 annual report and were approved by shareholders for a 2 year period so these funds won’t be renewed until 2025. No statement will be included in this report.

22

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 6, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	August 6, 2024